Preferred Stock (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Nov. 24, 2015
Preferred stock conversion price per share	$ 9.72
Market price per share on the date of issuance	$ 10.29
Beneficial conversion feature on series a convertible preferred stock	$ 3,392
Reduction in preferred stock	$ 2,035
Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages	39.00%
Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	2.61%
Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentages	0.00%
Placement Agent [Member]
Warrant to purchase common shares	178,882
Warrant exercise price	$ 11.50
Aggregate offering costs	$ 2,981
Fair value of warrants	$ 632
Warrant term	5 years
Common Stock [Member]
Warrant exercise price		$ 11.50
Warrant redemption price per share	$ 0.01
Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share	24.00
Series A Preferred Stock [Member]
Weighted average price trading price after second anniversary force conversion	$ 25.00
Warrant to purchase common shares	596,273
Warrant exercise price	$ 11.50
Private Placement [Member]
Sale of stock consideration	$ 94,800
Private Placement [Member] | Series A Preferred Stock [Member]
Number of shares issued	600,000
Number of shares issued, value	$ 60,000
Preferred stock conversion price per share	$ 10.0625
Preferred stock dividend rate percentage	8.00%
Issue price of preferred stock	$ 100
Dividend rate descrption	Accrued and unpaid dividends, until paid in full in cash, will accrue at the then applicable Dividend Rate plus 2%. The Dividend Rate will be increased to 11% per annum, compounded quarterly, in the event that the Company’s senior indebtedness less unrestricted cash during any trailing twelve-month period ending at the end of any fiscal quarter is greater than 2.25 times earnings before interest, taxes, depreciation and amortization (“EBITDA”). The Dividend Rate will be reset to 8% at the end of the first fiscal quarter when the Company’s senior indebtedness less unrestricted cash during the trailing twelve-month period ending at the end of such quarter is less than 2.25 times EBITDA.
Private Placement [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Preferred stock dividend rate percentage	11.00%